Financing Charges - Schedule of Financing Charges (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest Income And Interest Expense [Abstract]
Interest on long-term debt	CAD 424	CAD 417
Interest on short-term notes	9	2
Other	15	14
Less: Interest capitalized on construction and development in progress	(54)	(52)
Interest earned on investments	(2)	(3)
Gain on interest-rate swap agreements		(2)
Net financing charges	CAD 392	CAD 376